UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
                --------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Investors is attached herewith.


                    UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





                                   YEAR ENDED
                               DECEMBER 31, 2005

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                                DECEMBER 31, 2005





                                    CONTENTS



Report of Independent Registered Public Accounting Firm.......................1

Statement of Assets, Liabilities and Members' Capital.........................2

Statement of Operations.......................................................3

Statements of Changes in Members' Capital.....................................4

Notes to Financial Statements.................................................5

Schedule of Portfolio Investments.............................................12

[LOGO OMITTED]  ERNST & YOUNG

                  [] Ernst & Young LLP                  [] Phone: (212) 773-3000
                     5 Times Square                        www.ey.com
                     New York, New York 10036-6530




To the Members and Board of Directors of UBS Tamarack International Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Tamarack International Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2005, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Tamarack International Fund, L.L.C. at December 31, 2005, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


New York, NY
February 15, 2006



                   A Member Practice of Ernst & Young Global

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $665,789,816)                                    $      740,028,220
Foreign cash, at value (cost $9,668,171)                                                            9,757,242
Cash and cash equivalents                                                                           6,750,710
Due from broker                                                                                    79,212,562
Unrealized gain on forward foreign currency exchange contracts                                      8,998,918
Receivables:
  Dividends                                                                                           212,607
  Interest                                                                                             37,470
Other assets                                                                                            1,238
--------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                      844,998,967
--------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $60,524,076)                       62,469,881
Payables:
  Margin Loan                                                                                      49,600,000
  Investments purchased, not settled                                                                6,109,797
  Withdrawals payable                                                                               1,811,895
  UBS Admin fee                                                                                       729,648
  Administration fee                                                                                  124,805
  Professional fees                                                                                   112,175
  Other                                                                                                73,599
--------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                 121,031,800
--------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                 $      723,967,167
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                  $      642,586,579
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in foreign currencies                                   81,380,588
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                           $      723,967,167
--------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these fiancial statements.   2

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                   YEARS ENDED DECEMBER 31, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $1,925,339)                               $        9,904,307
Interest                                                                                            1,674,259
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                            11,578,566
--------------------------------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                                                       6,939,801
Dividends                                                                                             988,428
Custody fee                                                                                           648,271
Administration fee                                                                                    602,888
Professional fees                                                                                     382,855
Miscellaneous                                                                                         335,011
--------------------------------------------------------------------------------------------------------------


TOTAL EXPENSES                                                                                      9,897,254
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                               1,681,312
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
                  AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain from:
  Investments                                                                                      53,681,522
  Foreign currency transactions                                                                    20,512,851
Change in net unrealized appreciation/depreciation from:
  Investments                                                                                      18,904,559
  Other assets and liabilities denominated in foreign currencies                                   18,367,616
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
                  AND FOREIGN CURRENCY TRANSACTIONS                                               111,466,548
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                   $      113,147,860
--------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these fiancial statements.   3

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004
--------------------------------------------------------------------------------

                                                                                 MANAGER           MEMBERS             TOTAL
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2004                                           $   9,350,487     $  224,622,148     $  233,972,635

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                                        2,031         (1,847,649)        (1,845,618)
  Net realized gain from investments,
             equity swaps, and foreign currency transactions                        105,803         19,952,511         20,058,314
  Change in net unrealized appreciation/depreciation
             from investments, equity swaps, and other assets
             and liabilities denominated in foreign currencies                       70,994         21,114,037         21,185,031
Incentive allocation                                                              7,824,942         (7,824,942)               -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                                              8,003,770         31,393,957         39,397,727
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                                  -          182,199,954        182,199,954
  Proceeds from Members' withdrawals                                             (8,077,097)       (16,896,147)       (24,973,244)
  Offering costs                                                                       (548)          (134,934)          (135,482)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
             FROM CAPITAL TRANSACTIONS                                           (8,077,645)       165,168,873        157,091,228
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                                             9,276,612        421,184,978        430,461,590
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                                     (414,899)         2,096,211          1,681,312
  Net realized gain from investments,
             and foreign currency transactions                                      703,913         73,490,460         74,194,373
  Change in net unrealized appreciation/depreciation
             from investments, and other assets and
             liabilities denominated in foreign currencies                           36,382         37,235,793         37,272,175
Incentive allocation                                                             22,517,411        (22,517,411)                 -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                                             22,842,807         90,305,053        113,147,860
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                                    -        230,677,344        230,677,344
  Members' withdrawals                                                           (8,469,905)       (41,611,708)       (50,081,613)
  Offering costs                                                                       (748)          (237,266)          (238,014)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
             FROM CAPITAL TRANSACTIONS                                           (8,470,653)       188,828,370        180,357,717
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                                         $  23,648,766     $  700,318,401     $  723,967,167
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these fiancial statements.   4

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

          The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

          Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

          The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          A.   PORTFOLIO VALUATION

          Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION (CONTINUED)

          Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

          If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities as of December 31, 2005.

          Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

          All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

          On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

          Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

          C.   FUND COSTS

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

          The Fund has reclassified $1,681,312 and $74,194,373 from accumulated net investment gain and accumulated net realized gain on investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2005. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

          E.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          F.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

          G.   RECLASSIFICATIONS

          Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

     3.   RELATED PARTY TRANSACTIONS

          UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

          UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

          The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2005, UBS FSI and its affiliates earned brokerage commissions of $441,539 from portfolio transactions executed on behalf of the Fund.

          The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

          The Incentive Allocation for the period ended December 31, 2005 and the year ended December 31, 2004 was $22,517,411 and $7,824,942, respectively, and has been recorded as an increase to the Adviser's capital account; such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the fund.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

          Each Director of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2005 were $21,083, which is included in miscellaneous expense.

          As described in the prospectus, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by RCMLLC for research and related services that would then be paid for or provided by the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

     4.   ADMINISTRATION AND CUSTODIAN FEES

          PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

          PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.   SECURITIES TRANSACTIONS

          Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2005 amounted to $2,290,233,863 and $2,055,367,877, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $252,721,707 and $267,214,281, respectively. Net realized losses resulting from short positions was $9,543,909 for the year ended December 31, 2005.

          At December 31, 2005, the cost of investments for Federal income tax purposes was substantially the same as cost for financial reporting purposes. Accumulated net unrealized appreciation on investments, including assets and liabilities denominated in foreign currency was $81,380,588 consisting of $83,326,393 gross unrealized appreciation and $1,945,805 gross unrealized depreciation.

     6.   SHORT-TERM BORROWINGS

          The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     6.   SHORT-TERM BORROWINGS (CONTINUED)

          as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. The Fund had $49,600,000 borrowings outstanding during the year ended December 31, 2005.


     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

          In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

          Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

          Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

          From time to time the Fund may enter into equity swap contracts whereby the Fund makes or receives payments based on the performance of the security and notional amounts of the swap contract. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively. At December 31, 2005, the Fund had no outstanding equity swap contracts.

          The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

          During the year ended December 31, 2005, the Fund did not trade any futures contracts or engage in option transactions.

     8.   INDEMNIFICATION

          In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

     9.   FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                                     PERIOD FROM
                                                                                                                     JULY 2, 2001
                                                                                                                   (COMMENCEMENT OF
                                                                                                                      OPERATIONS)
                                                                                                                       THROUGH
                                                                                YEARS ENDED DECEMBER 31,              DECEMBER 31,
                                                         2005            2004            2003            2002            2001
                                                         ----            ----            ----            ----            ----
   Ratio of net investment loss to average
   net assets ****                                       0.30%          (0.55)%         (0.28)%         (0.28)%         (0.84)%*
   Ratio of total expenses to average net assets
   before incentive fee(a)(,)****                        1.78%           1.68%           2.13%           2.29%           2.53%*
   Ratio of total expenses to average net assets
   after incentive fee(a)(,)****, *****                  5.84%           4.00%           6.80%           2.29%           2.60%*
   Portfolio turnover rate                             338.96%         402.73%         548.82%         669.30%         375.17%
   Total return before incentive allocation**           20.34%          11.83%          31.49%          (4.30)%         (4.09)%
   Total return after incentive allocation***           16.27%           9.46%          25.19%          (4.30)%         (4.09)%
   Average debt ratio****                                1.80%           0.00%           0.00%           0.00%           0.00%
   Net asset value at end of period                  $723,967,167    $430,461,590    $233,972,635    $138,165,531    $74,232,659

     *    Annualized.
     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
     *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.
     **** Ratio of total expenses to average net assets after incentive allocation to the Manager, may vary from the above, for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    INVESTMENTS IN SECURITIES (102.22%)
                    COMMON STOCK (102.22%)
                    ADVERTISING (0.60%)
          125,118   Publicis Group - (France) **                                                       $    4,338,943
                                                                                                       -----------------
                    AGRICULTURAL CHEMICALS (1.36%)
           79,546   Syngenta AG - (Switzerland) **, (a)                                                     9,868,182
                                                                                                       -----------------
                    APPLIANCES (1.14%)
          318,646   Electrolux AB Series B - (Sweden)**                                                     8,267,836
                                                                                                       -----------------
                    APPLICATIONS SOFTWARE (1.55%)
          138,762   Infosys Technologies Ltd. - ADR (b)                                                    11,220,295
                                                                                                       -----------------
                    AUTO - CARS/LIGHT TRUCKS (0.16%)
           60,138   Showa Aircraft Industry Co., Ltd. - (Japan) **                                          1,171,883
                                                                                                       -----------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.88%)
          338,901   Nifco Inc./Japan - (Japan) **                                                           6,403,027
                                                                                                       -----------------
                    BEVERAGES - WINES/SPIRITS (4.00%)
        2,049,849   C&C Group PLC - (Ireland) **                                                           13,056,671
           91,335   Pernod Ricard SA - (France)** (a)                                                      15,880,039
                                                                                                       -----------------
                                                                                                           28,936,710
                                                                                                       -----------------
                    BUILDING & CONSTRUCTION - MISCELLANEOUS (2.82%)
          244,305   Koninklijke Bam Groep NV - (Netherlands) **, (a)                                       20,431,273
                                                                                                       -----------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (1.22%)
           10,702   Sika AG - (Switzerland) **, (a)                                                         8,851,003
                                                                                                       -----------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (2.22%)
          446,608   CRH PLC  - (Ireland) **                                                                13,090,907
          101,490   CRH PLC - (United Kingdom) **                                                           2,973,662
                                                                                                       -----------------
                                                                                                           16,064,569
                                                                                                       -----------------
                    CHEMICALS - DIVERSIFIED (1.07%)
          146,072   Shin-Etsu Chemical Co Ltd. - (Japan) **                                                 7,759,650
                                                                                                       -----------------
                    CIRCUIT BOARDS (0.76%)
          102,850   Ibiden Co., Ltd. - (Japan) **, (a)                                                      5,507,176
                                                                                                       -----------------
                    COMMERCIAL BANKS - NON US (15.81%)
          605,944   Commerzbank AG - (Germany) **                                                          18,597,588
          159,177   Credit Suisse Group - (Switzerland) **                                                  8,092,006
           98,295   Deutsche Postbank AG - (Germany) **                                                     5,681,256
        3,249,233   Finansbank AS - (Turkey) **                                                            14,435,689
          111,842   Julius Baer Holding AG - (Switzerland) **, (a)                                          7,900,520
        1,701,816   Kasikornbank PCL  - (Thailand) **                                                       3,111,181
              718   Mizuho Financial Group Inc - (Japan) **                                                 5,693,874
          275,459   The Bank Of Kyoto, Ltd. - (Japan) **                                                    3,325,672
          171,831   The Mie Bank, Ltd. - (Japan) **                                                         1,026,356
            1,398   The Tokyo Star Bank, Ltd. - (Japan) **                                                  4,631,179
        1,654,761   Turkiye Garanti Bankasi AS - (Turkey) **                                                6,003,946


   The preceding notes are an integral part of these financial statements.    12

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)
                    COMMERCIAL BANKS - NON US (CONTINUED)
        2,112,620   Unicredito Italiano SpA - (Germany) **                                             $   14,453,273
        3,132,884   Unicredito Italiano SpA - (Italy) **                                                   21,507,213
                                                                                                       -----------------
                                                                                                          114,459,753
                                                                                                       -----------------
                    COMPUTERS (0.35%)
        5,541,558   Lenovo Group Ltd. - (Hong Kong) **                                                      2,555,064
                                                                                                       -----------------
                    DIALYSIS CENTERS (1.97%)
           67,599   Fresenius AG - (Germany) **, (a)                                                        9,141,788
           48,534   Fresenius Medical Care AG (Germany) **                                                  5,095,103
                                                                                                       -----------------
                                                                                                           14,236,891
                                                                                                       -----------------
                    DIVERSIFIED FINANCIAL SERVICES (1.31%)
        2,443,224   Acta Holding ASA - (Norway) **                                                          6,458,735
          175,492   Sampo Oyj. - (Finland) **                                                               3,047,067
                                                                                                       -----------------
                                                                                                            9,505,802
                                                                                                       -----------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (2.33%)
          225,783   Aalberts Industries NV  - ( Netherlands) **, (a)                                       11,944,570
           73,448   Indutrade AB - (Sweden) *, **                                                             821,360
            7,756   Sulzer AG - (Switzerland) **, (a)                                                       4,095,888
                                                                                                       -----------------
                                                                                                           16,861,818
                                                                                                       -----------------
                    DIVERSIFIED MINERALS (2.79%)
          595,356   Anglo American PLC - (United Kingdom) **                                               20,226,771
                                                                                                       -----------------
                    ELECTRIC - INTEGRATED (0.44%)
        1,192,837   Hera SpA - (Italy) **                                                                   3,176,331
                                                                                                       -----------------
                    ELECTRONIC COMPO-MISC . (1.19%)
          101,289   Fanuc Ltd. - (Japan) **                                                                 8,590,213
                                                                                                       -----------------
                    ENGINEERING/R&D SERVICES (3.24%)
          302,594   Linde AG - (Germany) **                                                                23,474,967
                                                                                                       -----------------
                    FINANCE - INVESTMENT BANKER/BROKER (2.12%)
          578,843   Mediobanca SpA - (Italy) **, (a)                                                       11,013,161
          272,173   Nikko Cordial Corp. - (Japan) **                                                        4,307,542
                                                                                                       -----------------
                                                                                                           15,320,703
                                                                                                       -----------------
                    FINANCE - OTHER SERVICES (2.69%)
          505,915   Aktiv Kapital ASA - (Norway) **, (a)                                                    7,695,661
          115,693   Deutsche Boerse AG - (Germany) **                                                      11,812,482
                                                                                                       -----------------
                                                                                                           19,508,143
                                                                                                       -----------------
                    FOOD - CONFECTIONARY (1.33%)
              576   Lindt & Spruengli AG - (Switzerland) **, (a)                                            9,593,080
                                                                                                       -----------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (1.05%)
          528,451   Iaws Group PLC - (Ireland) **                                                           7,573,521
                                                                                                       -----------------


   The preceding notes are an integral part of these financial statements.    13

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)
                    FOOTWEAR & RELATED APPAREL (0.17%)
           18,395   Tod's SpA - (Italy) **, (a)                                                        $    1,235,475
                                                                                                       -----------------
                    GAMBLING (NON-HOTEL) (0.64%)
          739,920   Hilton Group PLC - (United Kingdom) **                                                  4,617,354
                                                                                                       -----------------
                    GOLD MINING (0.66%)
          214,331   Goldcorp Inc.                                                                           4,775,295
                                                                                                       -----------------
                    HUMAN RESOURCES (0.55%)
           87,119   Adecco SA - (Switzerland) **, (a)                                                       4,005,775
                                                                                                       -----------------
                    INSTRUMENTS - CONTROLS (0.86%)
          539,430   Rotork PLC - (United Kingdom) **, (a)                                                   6,195,341
                                                                                                       -----------------
                    INTERNET INVESTMENT (1.44%)
        3,498,320   IG Group Holdings PLC - (United Kingdom) *, **                                         10,419,888
                                                                                                       -----------------
                    INVESTMENT COMPANIES (0.67%)
        1,820,552   IMMSI SpA - (Italy) **                                                                  4,880,045
                                                                                                       -----------------
                    INVESTMENT MANAGEMENT/ADVISORY SERVICES (0.47%)
          434,327   Azimut Holding SpA - (Italy) **                                                         3,401,745
                                                                                                       -----------------
                    LOTTERY SERVICES (1.09%)
          219,838   Lottomatica S.P.A. - (Italy) *, **, (a)                                                 7,916,740
                                                                                                       -----------------
                    MACHINE TOOLS & RELATED PRODUCTS (0.62%)
          210,090   IWKA AG - (Germany) **                                                                  4,522,568
                                                                                                       -----------------
                    MACHINERY - CONSTRUCTION & MINING (0.37%)
          115,320   Hitachi Construction Machinery Co., Ltd. - (Japan) **                                   2,686,859
                                                                                                       -----------------
                    MACHINERY - FARM (0.80%)
          688,888   Kubota Corp. - (Japan) **                                                               5,784,021
                                                                                                       -----------------
                    MACHINERY - GENERAL INDUSTRY (1.62%)
          186,194   Rheinmetall AG - (Germany) **                                                          11,697,247
                                                                                                       -----------------
                    MACHINERY - MATERIAL HANDLING (0.47%)
          609,972   The Japan Steel Works, Ltd. - (Japan) **                                                3,379,833
                                                                                                       -----------------
                    MEDICAL - DRUGS (1.43%)
          118,941   Sanofi-Aventis - (France) **                                                           10,381,979
                                                                                                       -----------------
                    MEDICAL PRODUCTS (0.91%)
          368,556   Gambro AB - (Sweden) **                                                                 4,017,319
          114,835   RaySearch Laboratories AB - (Sweden) **                                                 2,553,941
                                                                                                       -----------------
                                                                                                            6,571,260
                                                                                                       -----------------
                    METAL - PRODUCTS-FASTENERS (0.08%)
           29,689   Tsubaki Nakashima Co., Ltd. - (Japan) **                                                  592,371
                                                                                                       -----------------
                    MORTGAGE BANKS (0.92%)
          175,322   Aareal Bank AG - (Germany) **                                                           6,632,117
                                                                                                       -----------------


   The preceding notes are an integral part of these financial statements.    14

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)
                    MULTI-LINE INSURANCE (3.65%)
          121,513   Topdanmark A/S - (Denmark) **, (a)                                                 $   10,511,289
           74,960   Zurich Financial Services AG - (Switzerland) **, (a)                                   15,925,339
                                                                                                       -----------------
                                                                                                           26,436,628
                                                                                                       -----------------
                    MULTIMEDIA (1.33%)
          125,458   Lagardere S.C.A. - (France) **                                                          9,618,970
                                                                                                       -----------------
                    NON-FERROUS METALS (0.88%)
          100,583   Cameco Corp.                                                                            6,375,956
                                                                                                       -----------------
                    OIL & DRILLING (0.87%)
          789,661   SeaDrill Ltd. - (Norway) *, **                                                          6,326,618
                                                                                                       -----------------
                    OIL COMP - INTEGRATED (1.46%)
          381,982   ENI SpA - (Italy) **                                                                   10,556,793
                                                                                                       -----------------
                    PROPERTY/CASUALTY INSURANCE (0.73%)
           30,893   FBD Holdings PLC - (Ireland) **                                                         1,335,886
        1,040,151   The Fuji Fire And Marine Insurance Co., Ltd. - (Japan) **                               3,974,482
                                                                                                       -----------------
                                                                                                            5,310,368
                                                                                                       -----------------
                    REAL ESTATE MANAGEMENT/SERVICE (1.32%)
           36,550   CBo Territoria - (France) *, **                                                           145,289
          122,532   IVG Immobilien AG - (Germany) **                                                        2,559,676
          135,205   Nexity - (France) **, (a)                                                               6,857,693
                                                                                                       -----------------
                                                                                                            9,562,658
                                                                                                       -----------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (2.10%)
           79,542   Diamond City Co., Ltd. - (Japan) **                                                     3,248,263
          189,604   Land Securities Group PLC - (United Kingdom) **                                         5,413,072
        1,005,678   Unite Group PLC- (United Kingdom) **                                                    6,560,645
                                                                                                       -----------------
                                                                                                           15,221,980
                                                                                                       -----------------
                    RECREATIONAL VEHICLES (1.13%)
          313,089   Yamaha Motor Co., Ltd. - (Japan) **                                                     8,170,076
                                                                                                       -----------------
                    REGIONAL BANK (1.13%)
           28,640   Banque Cantonale Vaudoise - (Switzerland) **, (a)                                       8,214,211
                                                                                                       -----------------
                    REITS - OFFICE PROPERTY (0.89%)
              765   Nippon Building Fund, Inc. - (Japan) **, (a)                                            6,448,996
                                                                                                       -----------------
                    RETAIL - APPAREL/SHOE (0.72%)
           82,339   United Arrows Ltd (Japan) **, (a)                                                       5,204,176
                                                                                                       -----------------
                    RETAIL -  BUILDING PRODUCTS (0.51%)
          204,706   Praktiker Bau- Und Heimwerkermaerkte Holding AG - (Germany) *, **                       3,682,284
                                                                                                       -----------------
                    RETAIL - CATALOG SHOPPING (0.45%)
           75,195   Belluna Co., Ltd. - (Japan) **                                                          3,249,127
                                                                                                       -----------------


   The preceding notes are an integral part of these financial statements.    15

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)
                    RETAIL - MAJOR DEPARTMENT STORES (1.08%)
          516,407   KarstadtQuelle AG - (Germany) **                                                   $    7,815,119
                                                                                                       -----------------
                    RETAIL - MISCELLANEOUS/DIVERSIFIED (0.91%)
          154,266   Seven & I Holdings Co., Ltd. - (Japan) **                                               6,600,384
                                                                                                       -----------------
                    RETAIL - RESTAURANTS (1.42%)
          751,316   Autogrill SpA - (Italy) **                                                             10,253,516
                                                                                                       -----------------
                    SATELLITE TELECOMMUNICATIONS (0.62%)
          255,404   SES Global SA - (France) **                                                             4,455,667
                                                                                                       -----------------
                    SECURITY SERVICES (0.78%)
          107,366   Secom Co., Ltd. - (Japan) **                                                            5,612,541
                                                                                                       -----------------
                    SEMICONDUCTOR EQUIPMENT (0.37%)
          478,700   ASM Pacific Technology - (Hong Kong) **                                                 2,701,067
                                                                                                       -----------------
                    SILVER MINING (0.44%)
          169,093   Pan American Silver Corp. *                                                             3,184,021
                                                                                                       -----------------
                    SPECIAL PURPOSE BANKS (0.74%)
          181,111   IKB Deutsche Industriebank AG - (Germany) **                                            5,340,743
                                                                                                       -----------------
                    STEEL - PRODUCERS (0.77%)
           32,905   Boehler-Uddeholm AG - (Austria) **, (a)                                                 5,546,397
                                                                                                       -----------------
                    STORAGE/WAREHOUSING (0.50%)
          215,617   Mitsubishi Logistics Corp. - (Japan) **                                                 3,628,021
                                                                                                       -----------------
                    TELECOMMUNICATIONS SERVICES (1.25%)
          199,504   Fastweb - (Italy) *, **                                                                 9,083,553
                                                                                                       -----------------
                    TELEVISION (0.84%)
          315,777   ProSiebenSat.1 Media AG - (Germany) **                                                  6,089,969
                                                                                                       -----------------
                    TOBACCO (1.00%)
              499   Japan Tobacco, Inc. - (Japan) **                                                        7,271,711
                                                                                                       -----------------
                    TRANSPORTATION - MARINE (1.69%)
          595,985   Irish Continental Group PLC - (Ireland) **                                              7,578,285
          653,237   Songa Offshore ASA - (Norway) *, **                                                     4,630,663
                                                                                                       -----------------
                                                                                                           12,208,948
                                                                                                       -----------------
                    TRANSPORTATION - TRUCK (0.25%)
           37,663   Hamakyorex Co., Ltd. - (Japan) **                                                       1,802,897
                                                                                                       -----------------
                    WEB PORTALS/ISP (0.91%)
           24,650   NHN Corp. - (Korea) **                                                                  6,584,063
                                                                                                       -----------------
                    WIRELESS EQUIPMENT (3.30%)
        4,938,319   Telefonaktiebolaget LM Ericsson - (Sweden) **                                          16,939,676


   The preceding notes are an integral part of these financial statements.    16

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)
                    WIRELESS EQUIPMENT (CONTINUED)
          356,485   Uniden Corp. - (Japan) **                                                          $    6,931,569
                                                                                                       -----------------
                                                                                                           23,871,245
                                                                                                       -----------------
                    TOTAL COMMON STOCK (Cost $665,789,816)                                                740,028,220
                                                                                                       -----------------
                    INVESTMENTS IN SECURITIES (Cost $665,789,816)                                         740,028,220
                                                                                                       -----------------




                    SECURITIES SOLD, NOT YET PURCHASED ((8.63)%)
                    COMMON STOCK SOLD, NOT YET PURCHASED ((8.63)%)
                    AUTO - CARS/LIGHT TRUCKS ((0.38)%)
           (3,792)  Porsche AG - (Germany) **                                                              (2,714,891)
                                                                                                       -----------------
                    AUTOMOBILES - MEDIUM & HEAVY DUTY TRUCKS ((0.28)%)
          (43,468)  Volvo AB - (Sweden) **                                                                 (2,045,431)
                                                                                                       -----------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.47)%)
          (75,911)  Autoliv Inc - (Sweden) **                                                              (3,424,227)
                                                                                                       -----------------
                    DISTRIBUTION/WHOLESALE ((0.29)%)
         (100,475)  Wolseley PLC - (United Kingdom) **                                                     (2,112,993)
                                                                                                       -----------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((0.99)%)
         (202,928)  Associated British Foods PLC - (United Kingdom) **                                     (2,922,860)
         (180,784)  Suedzucker AG - (Germany) **                                                           (4,228,628)
                                                                                                       -----------------
                                                                                                           (7,151,488)
                                                                                                       -----------------
                    FOOD - RETAIL ((1.47)%)
         (109,955)  Carrefour SA - (France) **                                                             (5,133,430)
       (1,667,783)  WM Morrison Supermarkets PLC - (United Kingdom) **                                     (5,540,188)
                                                                                                       -----------------
                                                                                                          (10,673,618)
                                                                                                       -----------------
                    FOOD - WHOLESALE/DISTRIBUTORS ((0.41)%)
       (1,092,083)  Fyffes PLC - (Ireland) **                                                              (2,962,786)
                                                                                                       -----------------
                    MEDICAL - DRUGS ((0.55)%)
          (94,237)  Eisai Co., Ltd.- (Japan) **                                                            (3,952,158)
                                                                                                       -----------------
                    MEDICAL INSTRUMENTS ((0.17)%)
          (82,562)  Elekta AB - (Sweden) **                                                                (1,224,124)
                                                                                                       -----------------
                    PAPER & RELATED PRODUCTS ((0.27)%)
         (389,222)  M-real Oyj - (Finland) **                                                              (1,937,433)
                                                                                                       -----------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT ((0.23)%)
          (27,712)  Metrovacesa, S.A. - (Spain) **                                                         (1,676,880)
                                                                                                       -----------------


   The preceding notes are an integral part of these financial statements.    17

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    RETAIL - PUBS ((0.24)%)
         (117,807)  Punch Taverns PLC - (United Kingdom) **                                            $   (1,717,050)
                                                                                                       -----------------
                    SECURITY SERVICES ((0.67)%)
         (292,255)  Securitas AB - (Sweden) **                                                             (4,847,292)
                                                                                                       -----------------
                    TELECOMMUNICATIONS ((0.53)%)
         (359,513)  Tele2 AB - (Sweden) **                                                                 (3,850,989)
                                                                                                       -----------------
                    TELEPHONE - INTEGRATED ((1.68)%)
         (375,138)  Deutsche Telekom AG - (Germany) **                                                     (6,230,323)
         (240,246)  France Telecom SA - (France) **                                                        (5,948,198)
                                                                                                       -----------------
                                                                                                          (12,178,521)
                                                                                                       -----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost
                    $(60,524,076))                                                                        (62,469,881)
                                                                                                       -----------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(60,524,076))                           (62,469,881)
                                                                                                       -----------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
          PURCHASED -- 93.59%                                                                              677,558,339
                                                                                                       -----------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 6.41%                                              46,408,828
                                                                                                       -----------------
          TOTAL NET ASSETS -- 100.00%                                                                  $   723,967,167
                                                                                                       =================


                                                       December 31, 2005
Investment in Securities - By Country            Percentage of Net Assets (%)
-------------------------------------            ----------------------------
Germany                                                     17.05%
Japan                                                       16.44
Italy                                                       11.47
Switzerland                                                 10.57
United Kingdom                                               6.09
France                                                       5.61
Ireland                                                      5.48
Netherlands                                                  4.47
Norway                                                       3.47
Turkey                                                       2.82
Sweden                                                       2.38
USA                                                          3.53
Denmark                                                      1.45
South Korea                                                  0.91
Austria                                                      0.77
Hong Kong                                                    0.73
Thailand                                                     0.43
Finland                                                      0.15
Spain                                                       (0.23)




   The preceding notes are an integral part of these financial statements.    18

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

                                                          Value on
Open Foreign Currency                                     Settlement                               Unrealized
Purchase Contracts                                        Date            Current Value        Gain         Loss
-----------------------------------------------------------------------------------------------------------------

British Pounds
expiring 01/27/06                                         $ 17,271,187    $ 17,064,995       $   9,744    $   215,936
---------------------------------------------------------------------------------------------------------------------
Euros
expiring 01/27/06                                         $ 47,415,989    $ 46,518,907       $   3,054    $   900,047
---------------------------------------------------------------------------------------------------------------------
Japanese Yen
expiring 01/27/06                                         $ 52,913,640    $ 52,512,143       $ 190,270    $   609,767
---------------------------------------------------------------------------------------------------------------------

                                                                                             $ 203,068    $ 1,725,750
                                                                                             ========================

                                                          Value on
Open Foreign Currency                                     Settlement                                Unrealized
Sale Contracts                                            Date            Current Value         Gain         Loss
------------------------------------------------------------------------------------------------------------------

British Pounds
expiring 01/27/06                                        $  56,837,261    $ 55,940,572     $   911,591    $    14,902
---------------------------------------------------------------------------------------------------------------------
Euros
expiring 01/27/06                                        $ 496,439,958    $ 488,968,509    $ 8,155,718    $   684,269
---------------------------------------------------------------------------------------------------------------------
Japanese Yen
expiring 01/27/06                                        $ 166,970,440    $ 164,816,978    $ 2,700,477    $   547,015
----------------------------------------------------- ---------------------------------------------------------------
                                                                                           $ 11,767,786   $ 1,246,186
                                                                                           ==========================

The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized gain on this foreign denominated currency was $89,071 at December 31, 2005 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.



 *   Non-income producing securitiy
 **  Foreign
 (a) Partially or wholly held ($140,913,590 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
 (b) ADR - American Depositary Receipt


   The preceding notes are an integral part of these financial statements.    19

                      This page intentionally left blank.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                                FUND         OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                                 COMPLEX      DIRECTORSHIPS HELD BY
                                 AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY    DIRECTOR OUTSIDE FUND
NAME, AGE AND ADDRESS            TIME SERVED 1             DURING PAST 5 YEARS                DIRECTOR 2          COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen (76)          Term--Indefinite    Law partner of Dunnington, Bartholow           14                 None
UBS Financial Services Inc.   Length--since       & Miller
1285 Avenue of the Americas   Commencement of
New York, NY 10019            Operations
Director
------------------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (59)        Term--Indefinite    Professor of Financial Accounting of           14                 None
UBS Financial Services Inc.   Length--since       the Graduate School of Business,
1285 Avenue of the Americas   July 1, 2004        Columbia University
New York, NY 10019
Director
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (63) 3         Term--Indefinite    Dean (Emeritus since March 2005) and           36        Director of:
UBS Financial Services Inc.   Length--since       Sanford C. Bernstein Professor of                        Primedia, Inc.,
1285 Avenue of the Americas   Commencement of     Leadership and Ethics of the Graduate                    Federated Department
New York, NY 10019            Operations          School of Business, Columbia                             Stores, Inc.,
Director                                          University; Senior Advisor for Morgan                    Revlon, Inc. and SAPPI,
                                                  Stanley & Co. Incorporated since                         Ltd.
                                                  March 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (44)         Term--Indefinite    Managing Director of UBS Financial             N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since June 2005
1285 Avenue of the Americas   July 19, 2005       Prior to June 2005, Managing Director
New York, NY 10019                                and Head of Alternative Investments at
Principal Executive Officer                       United States Trust Company, N.A.
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis (38)           Term--Indefinite    First Vice President of UBS Financial          N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since July 2002
1285 Avenue of the Americas   July 18, 2002       Prior to July 2002, Partner of Arthur
New York, NY 10019                                Andersen LLP
Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (46)        Term--Indefinite    Assistant Director of Compliance of            N/A                N/A
UBS Financial Services Inc.   Length--since       UBS Financial Services Inc. since 2003
1285 Avenue of the Americas   July 19, 2005       Prior to 2003, Chief Compliance
New York, NY 10019                                Officer of Liberty View Capital
Chief Compliance Officer                          Management, Inc., an investment
                                                  adviser, and LibertyView Alternative
                                                  Asset Management, Inc., an NASD
                                                  broker-dealer
------------------------------------------------------------------------------------------------------------------------------------


1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

2 Of the 36 funds/portfolios in the complex as of December 31, 2004, 22 are advised by an affiliate of UBS Financial Services Inc. and 14 comprise UBS Financial Services' Alternative Investment Group of Funds.

3 Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UBS Financial Services Inc. is a subsidiary of UBS AG

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.








UBS Financial Services Inc. is a subsidiary of UBS AG                          2


ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, was the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $61,000 for 2004 and $95,100 for 2005. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2004 and $4,500 for 2005. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $77,000 for 2004 and $84,000 for 2005. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

   All Other Fees
   --------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $6,000 for 2004 and $0 for 2005.

   (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.
   (e)(2)   There were no services  described in each of paragraphs  (b) through
            (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

   (f)  Not Applicable

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1.5 million for 2004 and $3.1 million for 2005.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                          REACHCAPITAL MANAGEMENT, LLC.
                          -----------------------------

                      PROXY VOTING POLICIES AND PROCEDURES



I. TYPES OF ACCOUNTS TO WHICH Reachcapital management LLC VOTES PROXIES

     ReachCapital Management, LLC ("REACH") votes proxies for each fund for which we act as adviser with the power to vote proxies.

II. GENERAL GUIDELINES

     In voting proxies, REACH is guided by general fiduciary principles. REACH's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. REACH attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

III. HOW REACH VOTES

     Generally, REACH divides proxies into routine matters and non-recurring or extraordinary matters. It is REACH's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. For non-recurring extraordinary matters, REACH votes on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, REACH votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. REACH divides issues into eleven categories listed below in Section V.

IV. CONFLICTS OF INTEREST

     In furtherance of REACH's goal to vote proxies in the best interests of clients, REACH follows procedures designed to identify and address material conflicts that may arise between REACH's interests and those of its clients before voting proxies on behalf of such clients.

A. Procedures for Identifying Conflicts of Interest.

                        REACH relies on the following to seek to identify conflicts of interest with respect to proxy voting:

      REACH employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of REACH with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of REACH's business, and (ii) to bring conflicts of interest of which they become aware to the attention of REACH's Chief Financial Officer.

B. Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

   1. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) above must be brought to the attention of REACH's Chief Financial Officer for resolution.

   2. REACH's Chief Financial Officer will work with appropriate REACH personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence REACH's decision-making in voting the proxy. If it is determined that a conflict of interest is not material, REACH may vote proxies notwithstanding the existence of the conflict.

   3. If it is determined that a conflict of interest is material, REACH's Chief Financial Officer will work with appropriate REACH personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

      o disclosing the conflict to clients and obtaining their consent before voting;

      o suggesting to clients that they engage another party to vote the proxy on their behalf;

      o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

      o such other method as is deemed appropriate under the circumstances given the nature of the conflict.


               REACH's Chief Financial Officer shall maintain a written record of the method used to resolve a material conflict of interest.

V. VOTING POLICY

         These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account where shares are being voted.

A. Election of Directors

   1. Voting on Director Nominees in Uncontested Elections.

                         We vote for director nominees.

   2. Chairman and CEO is the Same Person.

      We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

   3. Majority of Independent Directors

      (1) We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (E.G., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following:
          (i) whether the
          director or his/her company provided professional services to the company or its affiliates either currently or in the past year; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

      (2) We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4. Stock Ownership Requirements

   We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5. Term of Office

   We vote against shareholder proposals to limit the tenure of independent directors.

6. Director and Officer Indemnification and Liability Protection

      (1) Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

      (2) We vote for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

      (3) We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

      (4) We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (ii) only the director's legal expenses would be covered.

7. Charitable Contributions

   We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

8. Mandatory Retirement Ages

   We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

B. Proxy Contests

      1.  Voting for Director Nominees in Contested Elections

          We vote on a case-by-case basis in contested elections of directors.

      2.  Reimburse Proxy Solicitation Expenses

          We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

C. Auditors

      1.  Ratifying Auditors

          We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.



D. Proxy Contest Defenses

      1.  Board Structure: Staggered vs. Annual Elections

          (1)  We vote against proposals to classify the board.

          (2) We vote for proposals to repeal classified boards and to elect all directors annually.

      2.  Shareholder Ability to Remove Directors

          (1) We vote against proposals that provide that directors may be removed ONLY for cause.

          (2) We vote for proposals to restore shareholder ability to remove directors with or without cause.

          (3) We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          (4) We vote for proposals that permit shareholders to elect directors to fill board vacancies.

      3.  Cumulative Voting

          (1)  We vote against proposals to eliminate cumulative voting.

          (2) We vote for proposals to permit cumulative voting if there is an indication of a gap in the company's corporate governance.

      4.  Shareholder Ability to Call Special Meetings

          (1) We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          (2) We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

      5.  Shareholder Ability to Act by Written Consent

          (1) We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          (2) We vote for proposals to allow or make easier shareholder action by written consent.

      6.  Shareholder Ability to Alter the Size of the Board

          (1)  We vote for proposals that seek to fix the size of the board.

          (2) We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

E. Tender Offer Defenses

      1.  Poison Pills

          (1) We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          (2) We vote on a case-by-case basis for shareholder proposals to redeem a company's poison pill.

          (3) We vote on a case-by-case basis management proposals to ratify a poison pill.

      2.  Fair Price Provisions

          (1) We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          (2) We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

      3.  Greenmail

          (1) We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          (2) We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

      4.  Unequal Voting Rights

          (1)  We vote against dual class exchange offers.

          (2)  We vote against dual class re-capitalization.

      5.  Supermajority Shareholder Vote Requirement to Amend the Charter or
          Bylaws

          (1) We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

          (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

      6.  Supermajority Shareholder Vote Requirement to Approve Mergers

          (1) We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

      7.  White Squire Placements

          We vote for shareholder proposals to require approval of blank check preferred stock issues.

F. Miscellaneous Governance Provisions

      1.  Confidential Voting

          (1) We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

          (2)  We vote for management proposals to adopt confidential voting.

      2.  Equal Access

          We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

      3.  Bundled Proposals

          We vote on a case-by-case basis for bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

      4.  Shareholder Advisory Committees

          We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

G. Capital Structure

      1.  Common Stock Authorization

          (1) We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

          (2) We vote for the approval requesting increases in authorized shares if the company meets certain criteria:

               (a) Company has already issued a certain percentage (I.E., greater than 50%) of the company's allotment.

               (b) The proposed increase is reasonable (I.E., less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.


      2. Stock Distributions: Splits and Dividends

         We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

Reverse Stock Splits

         We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

Blank Check Preferred Stock Authorization

         We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

Shareholder Proposals Regarding Blank Check Preferred Stock

         We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

      3. Adjust Par Value of Common Stock

         We vote for management proposals to reduce the par value of common stock.

      4. Pre-emptive Rights

          (1) We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

               (a)  size of the company.

               (b) characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

               (c) percentage of the rights offering (rule of thumb less than 5%).

          (2) We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

      5.  Debt Restructuring

          We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

      6.  Share Repurchase Programs

          We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

H. Executive and Director Compensation

   In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

      1.  Shareholder Proposals to Limit Executive and Director Pay

          (1) We vote on a case-by-case basis for all shareholder proposals that seek additional disclosure of executive and director pay information.

          (2) We vote on a case-by-case basis for all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, I.E., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

      2.  Golden Parachutes

          (1) We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

          (2) We vote on a case-by-case basis all proposals to ratify or cancel golden parachutes.

      3.  Employee Stock Ownership Plans (ESOPs)

          We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

I. Country of Incorporation

Voting on Re-incorporation Proposals

          We vote on a case-by-case basis for proposals to change a company's country of incorporation.

J. Mergers and Corporate Restructuring

      1.  Mergers and Acquisitions

          We vote on a case-by-case basis for mergers and acquisitions.

      2.  Corporate Restructuring

          We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

      3.  Spin-offs

          We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

      4.  Asset Sales

          We vote on a case-by-case basis for asset sales.

      5.  Liquidations

          We vote on a case-by-case basis for liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

      6.  Appraisal Rights

          We vote for proposals to restore, or provide shareholders with, rights of appraisal.

      7.  Changing Corporate Name

          We vote on a case-by-case basis for changing the corporate name.

K. Social and Environmental Issues

           In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

          (1) whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

          (2)  the percentage of sales, assets and earnings affected;

          (3) the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

          (4) whether the issues presented should be dealt with through government or company-specific action;

          (5) whether the company has already responded in some appropriate manner to the request embodied in a proposal;

          (6) whether the company's analysis and voting recommendation to shareholders is persuasive;

          (7)  what other companies have done in response to the issue;

          (8)  whether the proposal itself is well framed and reasonable;

          (9) whether implementation of the proposal would achieve the objectives sought in the proposal; and

          (10) whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by REACH in its sole discretion.

VI. RECORD KEEPING AND OVERSIGHT

        REACH shall maintain the following records relating to proxy voting:

        o a copy of these policies and procedures;
        o a copy of each proxy form  (as voted);
        o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
        o documentation relating to the identification and resolution of conflicts of interest;
        o any documents created by REACH that were material to a proxy voting decision or that memorialized the basis for that decision; and


     Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in REACH's office.

     In addition, with respect to proxy voting records any fund registered under the Investment Company Act of 1940, REACH shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

     In lieu of keeping copies of proxy statements, REACH may rely on proxy statements filed through the ADP ProxyEdge Lite software application available via the internet.

                                -----------------

     These Proxy Voting Policies and Procedures will be reviewed on an annual basis.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                       PORTFOLIO MANAGER DISCLOSURE RIDERS

     Nigel Hart and Pieter Taselaar, who together control Reach Capital Management, LLC ("Reach Capital"), are the registrant's (also referred to as the "Fund") Portfolio Managers and have served in those positions since the Fund's commencement of operations on July 2, 2001. As Portfolio Managers, Mr. Hart and Mr. Taselaar are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Hart and Mr. Taselaar share equal responsibility and authority for managing the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments. While investment decisions for the Fund generally receive the prior approval of both Portfolio Managers, each is, nevertheless, authorized to act independently of the other in making portfolio changes.

     Mr. Hart has served as a portfolio manager at ReachCapital since September 2000. Before joining ReachCapital, he served as Senior Vice President and Portfolio Manager in the international investment division of Putnam Investments, where he was co-manager of the Putnam International Voyager Fund, which, together with institutional accounts utilizing a substantially similar strategy, had approximately $3.5 billion in assets as of September 2000. Mr. Hart was also a co-manager of the Putnam European Growth Fund. Prior to joining Putnam, he was a fund manager for Hill Samuel Investment Advisers. Mr. Hart graduated with honors in Economics from the University of East Anglia in the United Kingdom.

     Mr. Taselaar has served as a portfolio manager at ReachCapital since September 2000. Before joining ReachCapital, he was a Senior Managing Director at ABN AMRO, New York specializing in European equities. From 1990 until 1994, Mr. Taselaar was a Corporate Finance Analyst at ABN AMRO. Prior to that time, he was in institutional sales at Drexel, Burnham Lambert, focusing on Non-U.S. Equities. Mr. Taselaar holds a law degree from Leiden University, The Netherlands, and an MBA from Columbia University Graduate School of Business.

     The Fund's Portfolio Managers manage multiple accounts in addition to the Fund, including other pooled investment vehicles (hedge funds) and separately managed accounts.

     The Portfolio Managers' goal is to provide high quality investment services to all of their clients, including the Fund. ReachCapital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address conflicts associated with managing multiple accounts for multiple clients.

     Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Managers could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, ReachCapital could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. UBS Tamarack Management, L.L.C., the Fund's Adviser, periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

     Other accounts managed by the Portfolio Managers may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio

Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     All accounts managed by ReachCapital are currently charged similar advisory and performance fees. However, a potential conflict of interest could arise if ReachCapital were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Managers may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Managers' compensation.

     Each Portfolio Manager's compensation is comprised of a fixed annual salary and an annual supplemental distribution paid by ReachCapital and not by the Fund. A portion of each Portfolio Manager's annual compensation may be received in the form of a contribution to an individual retirement account of up to 25% of his earned salary, subject to limits under the Internal Revenue Code of 1986, as amended. Because the Portfolio Managers are the sole equity owners of ReachCapital, the supplemental distribution that each receives from ReachCapital is generally equal to his proportionate share of the annual net profits earned by ReachCapital from advisory fees and performance-based fees derived from its client accounts, including the Fund.

     The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year. All such accounts, and the assets managed thereunder, bear performance-based advisory fees.


NIGEL HART

 REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

  Number of                            Number of                         Number of
  Accounts         Assets Managed      Accounts       Assets Managed     Accounts         Assets Managed
  ----------       --------------      ---------      --------------     --------         --------------
      0                 N/A                6           $537.4 million       3             $41.8 million

PIETER TASELAAR

REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

  Number of                            Number of                         Number of
  Accounts         Assets Managed      Accounts       Assets Managed     Accounts         Assets Managed
  ----------       --------------      ---------      --------------     --------         --------------
      0                 N/A                6           $537.4 million       3             $41.8 million


As equity owners of ReachCapital, which in turn is a member of UBS Tamarack Management, L.L.C., the Fund's Adviser, the Portfolio Managers may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. Additionally, as of the end of the Fund's most recent fiscal year, each of Mr. Hart and Mr. Taselaar may be considered to have been the indirect beneficial owner of interests in the Fund with a value in the range from $100,001 to $500,000.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Tamarack International Fund L.L.C.
             --------------------------------------

By (Signature and Title)*  /s/Douglas Lindgren
                           -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date     February 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Douglas Lindgren
                           -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date     February 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/Michael Mascis
                           -----------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date     February 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.